Called-up share capital (Tables)	12 Months Ended
Dec. 31, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of classes of share capital	The allotted, called up and fully paid share capital at 31 December was as follows:

		2024		2023		2022
Issued	Shares thousand	$ million	Shares thousand	$ million	Shares thousand	$ million
8% cumulative first preference shares of £1 each[a]	7,233	12	7,233	12	7,233	12
9% cumulative second preference shares of £1 each[a]	5,473	9	5,473	9	5,473	9
		21		21		21
Ordinary shares of 25 cents each
At 1 January	17,900,800	4,475	19,097,783	4,774	20,778,082	5,194
Issue of new shares for employee share-based payment plans	—	—	66,000	17	55,000	14
Issue of new shares – other[b]	—	—	—	—	165,105	41
Repurchase of ordinary share capital	(1,238,335)	(310)	(1,262,983)	(316)	(1,900,404)	(475)
At 31 December	16,662,465	4,165	17,900,800	4,475	19,097,783	4,774
		4,186		4,496		4,795
aThe nominal amount of 8% cumulative first preference shares and 9% cumulative second preference shares that can be in issue at any time shall not exceed £10,000,000 for each class of preference shares.
b165 million new ordinary shares were issued in April 2022 as non-cash consideration for the acquisition of the public units of BP Midstream Partners LP.
Treasury shares[a]

		2024		2023		2022
	Shares thousand	Nominal value $ million	Shares thousand	Nominal value $ million	Shares thousand	Nominal value $ million
At 1 January	1,077,079	271	1,124,927	281	1,137,457	283
Purchases for settlement of employee share plans	8,302	2	24,688	6	14,150	4
Issue of new shares for employee share-based payment plans	—	—	71,039	19	55,000	14
Shares re-issued for employee share-based payment plans	(273,360)	(69)	(143,575)	(35)	(81,680)	(20)
At 31 December	812,021	204	1,077,079	271	1,124,927	281
Of which – shares held in treasury by bp	481,474	121	726,339	183	940,571	235
– shares held in ESOP trusts	330,510	83	350,704	88	184,356	46
– shares held by bp’s US share plan administrator[b]	37	—	36	—	—	—
a    See Note 32 for definition of treasury shares.
b    Held in the form of ADSs to meet the requirements of employee share-based payment plans in the US.